OTHER LOANS	12 Months Ended
May 31, 2026
Debt Disclosure [Abstract]
OTHER LOANS

NOTE 11 — OTHER LOANS

The other loans consisted of the following as at May 31, 2026 and 2025:

		Principal	Loan drawdown	Maturity	Effective Interest	As of May 31,
Provider	Nature of loan	Amount	Date	Date	rate	2026	2025
Micro Connect Financing I Limited	Other loan	HKD756,000	April 22, 2026	May 22, 2026	Annual interest rate of 12%	96,471	-
Riverchain One Limited	Other loan	HK$388,000	May 6, 2026	June 20, 2026	Annual interest rate of 12%	49,511	-
AR Horizon Limited	Other loan	HKD1,400,000	May 21, 2025	July 20, 2025	Annual interest rate of 12%	-	178,551
						145,982	178,551

The other loans are denominated in HKD. The loans were secured by all receivables of a construction contract. As of the date of this report, a total of $96,471 of the other loan as of May 31, 2026 has been repaid.

During the year ended May 31, 2026 and 2025, interest expense related to these loans was $15,557 and $2,271 respectively.